Note 5 - Accounts Receivable - Summary of Accounts Receivable 1 (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts receivable	$ 301,390	$ 227,803	$ 333,090
Less: Allowance for doubtful accounts	0	0	0
Accounts receivable, Net	$ 301,390	$ 227,803	$ 333,090